RECENT ACCOUNTING GUIDANCE (Details) - Subsequent Event - Accounting Standards Update 2016-02 $ in Billions	Jan. 01, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease, right-of-use asset	$ 2.3
Lease liability	$ 2.3